Share-based Payments - Measurement of fair values (Details)											12 Months Ended
	Mar. 31, 2022 € / shares	Dec. 31, 2021 EUR (€) Options € / shares	Oct. 08, 2021 € / shares	Sep. 15, 2021 € / shares	Sep. 14, 2021 € / shares shares	Aug. 31, 2021 € / shares	Jul. 31, 2021 € / shares	Jun. 30, 2021 € / shares	Mar. 31, 2021 € / shares	Dec. 31, 2020 € / shares	Dec. 31, 2022 EUR (€) Options € / shares shares	Dec. 31, 2022 EUR (€) Options € / shares shares	Dec. 31, 2022 EUR (€) € / shares Options shares	Dec. 31, 2022 EUR (€) Options € / shares shares	Dec. 31, 2022 EUR (€) USD ($) Options € / shares shares	Dec. 31, 2022 EUR (€) Options € / shares shares	Dec. 31, 2022 EUR (€) Y Options € / shares shares	Dec. 31, 2021 EUR (€) Options € / shares	Dec. 31, 2021 EUR (€) Options € / shares	Dec. 31, 2021 EUR (€) € / shares Options	Dec. 31, 2021 EUR (€) Options € / shares	Dec. 31, 2021 EUR (€) Options € / shares	Dec. 31, 2021 EUR (€) Options Y € / shares	Dec. 31, 2022 $ / shares	Sep. 14, 2021 $ / shares
Share-based Payments
Exercise price													€ 9.45
Weighted average remaining contractual life											9 years 6 months							9 years 10 months 24 days
Number of options exercisable		0									7,043,620	7,043,620	7,043,620	7,043,620	7,043,620	7,043,620	7,043,620	0	0	0	0	0	0
Fair value option per share	€ 3.59	€ 6.12		€ 7.89		€ 7.71	€ 7.36	€ 7.05	€ 7.13	€ 6.05
Price per share | $ / shares																								$ 1.14
Minimum
Share-based Payments
Exercise price																				€ 7.11
Maximum
Share-based Payments
Exercise price																				€ 8.80
General population and executives - standard ESOP
Share-based Payments
Total fair value of options granted | €		€ 23,061,000									€ 17,483,000	€ 17,483,000	€ 17,483,000	€ 17,483,000	€ 17,483,000	€ 17,483,000	€ 17,483,000	€ 23,061,000	€ 23,061,000	€ 23,061,000	€ 23,061,000	€ 23,061,000	€ 23,061,000
Conversion rate			258700.00%
Exercise price			€ 1
Weighted average exercise price for all option											€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Exercised (in shares)															2.52	979,661						3,300,960
Number of options granted | Options																						0
Lock-up period for options become exercisable																		180 days
General population - Restricted Stock Units ("RSU")
Share-based Payments
Exercise price													0.12
Weighted average exercise price for all option		€ 0.12									€ 0.12	€ 0.12	€ 0.12	€ 0.12	€ 0.12	€ 0.12	€ 0.12	€ 0.12	€ 0.12	€ 0.12	€ 0.12	€ 0.12	€ 0.12
Weighted average remaining contractual life											6 months 29 days							1 year 8 months 12 days
Number of options granted														4,886,000							0	162,000
Number of options exercisable | Options		0									0	0	0	0	0	0	0	0	0	0	0	0	0
Weighted average fair value of options granted													1.92							5.97
Executives - ESOP modified
Share-based Payments
Total fair value of options granted | €		€ 11,229,000																€ 11,229,000	€ 11,229,000	€ 11,229,000	€ 11,229,000	€ 11,229,000	€ 11,229,000
Weighted average exercise price for all option		€ 7.90									€ 6.94	€ 6.94	€ 6.94	€ 6.94	€ 6.94	€ 6.94	€ 6.94	€ 7.90	€ 7.90	€ 7.90	€ 7.90	€ 7.90	€ 7.90
Weighted average remaining contractual life											11 years 4 months 24 days							12 years 4 months 24 days
Exercised (in shares) | Options																430,431						101,018
Number of options granted | Options																531,449						0
Executives - Restricted Stock Units ("RSU")
Share-based Payments
Weighted average remaining contractual life											1 year 6 months							2 years 8 months 12 days
Weighted average fair value of options granted | €														1.67							7.09
Executives - Performance-based stock options
Share-based Payments
Weighted average exercise price for all option		8.15									€ 7.94	€ 7.94	€ 7.94	€ 7.94	7.94	€ 7.94	€ 7.94	€ 8.15	€ 8.15	€ 8.15	€ 8.15	€ 8.15	€ 8.15
Number of options granted | Options																1,272,059						7,036,501
Weighted average fair value of options granted													1.14							5.68
Volatility rate (in percent)																			121.80%
Weighted average timing period (in years) | Y																	3.4						4
Executives - Performance-based stock options | Minimum
Share-based Payments
Volatility rate (in percent)												108.86%
Weighted average timing period (in years) | Y																	3.3
Executives - Performance-based stock options | Maximum
Share-based Payments
Volatility rate (in percent)												121.91%
Executives - Time-based stock options
Share-based Payments
Exercise price													€ 2.76							€ 7.25
Weighted average exercise price for all option		€ 7.25									€ 4.07	€ 4.07	€ 4.07	€ 4.07	€ 4.07	€ 4.07	€ 4.07	€ 7.25	€ 7.25	€ 7.25	€ 7.25	€ 7.25	€ 7.25
Weighted average remaining contractual life											9 years 6 months							9 years 10 months 24 days
Number of options granted | Options																2,199,488						2,951,000
Weighted average fair value of options granted													1.21							5.31
Volatility rate (in percent)												121.90%
Weighted average timing period (in years) | Y																							4
Executives - Time-based stock options | Minimum
Share-based Payments
Volatility rate (in percent)												118.97%
Weighted average timing period (in years) | Y																	1.1
Executives - Time-based stock options | Maximum
Share-based Payments
Volatility rate (in percent)												124.10%
Weighted average timing period (in years) | Y																	1.8
Executives - Success fees
Share-based Payments
Provision made for payments | €		€ 2,590,000									€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 2,590,000	€ 2,590,000	€ 2,590,000	€ 2,590,000	€ 2,590,000	€ 2,590,000
success fees | €														€ 2,457,000
Percentage of success fee on proceeds from reorganization												0.50%
Number of shares converted | shares					293,230
Price per share | (per share)					€ 8.47																				$ 10.00
Advisors - Strategic collaboration agreement
Share-based Payments
Discount for lack of marketability												5.00%
Number of warrants to purchase shares | shares											1,800,000	1,800,000	1,800,000	1,800,000	1,800,000	1,800,000	1,800,000
Exercise price of warrant											€ 0.12	€ 0.12	€ 0.12	€ 0.12	€ 0.12	€ 0.12	€ 0.12
Expiration period (in years)											5 years
Transfer restriction period (in months)											12 months
Professional fees | €														€ 13,030,000